Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 02, 2026	Jan. 03, 2025	Dec. 29, 2023	Dec. 30, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Bell(1)	Compensation Actually Paid to Bell(2)	Summary Compensation Table Total for Krone(1)	Compensation Actually Paid to Krone(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Total Shareholder Return	Peer Group Total Shareholder Return(3)	Net Income (in millions)(4)	Company Selected Measure (Revenue) (in millions)(4)
2025	$14,736,385	$28,272,642	$—	$—	$4,419,567	$6,989,729	$186.30	$127.32	$1,462	$17,174
2024	$12,460,240	$20,469,681	$—	$—	$3,846,214	$6,369,089	$147.91	$130.15	$1,251	$16,662
2023	$9,187,541	$11,592,267	$6,704,904	$6,065,905	$3,963,222	$4,062,218	$107.64	$114.58	$208	$15,438
2022	$—	$—	$13,548,892	$19,246,307	$2,723,296	$3,204,388	$103.00	$85.44	$693	$14,396
2021	$—	$—	$12,876,006	$5,045,765	$1,992,327	$1,000,994	$85.80	$104.88	$759	$13,737

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	Total Compensation as set forth in the Summary Compensation Table (page 75) for the applicable year includes the following PEOs and Non-PEO NEOs.

Year	PEOs	Non-PEOs NEOs (Average Compensation)
2025	Thomas A. Bell	Christopher R. Cage, Cynthia A. Gruensfelder, Daniel J. Antal, Leslie K. Fautsch
2024	Thomas A. Bell	Christopher R. Cage, Daniel J. Antal, Elizabeth M. Porter, Gerard A. Fasano
2023	Thomas A. Bell, Roger A. Krone	Christopher R. Cage, Gerard A. Fasano, Roy E. Stevens, Elizabeth M. Porter
2022	Roger A. Krone	Christopher R. Cage, Gerard A. Fasano, Jerald S. Howe, Jr., Maureen Waterston
2021	Roger A. Krone	Christopher R. Cage, James C. Reagan, Gerard A. Fasano, Jerald S. Howe, Jr., M. Victoria Schmanske

Adjustment To PEO Compensation, Footnote	The Compensation Actually Paid (CAP) is calculated by reducing the total compensation by grant date fair value of stock and options awards from the summary compensation table and adding equity awards adjustments for corresponding fiscal year. For each outstanding and unvested equity award, we utilized the fiscal year-end and vesting date fair values to calculate the equity award adjustments. The fair value of options was determined by using a Black-Scholes model, the relative TSR-based PSUs were determined by using a Monte Carlo simulated pricing model, non-market-based PSUs reflect the probable outcome of the performance vesting conditions as of each measurement date, and RSUs fair value equals the stock price on the appropriate measurement date.
Mr. Bell

	Summary Compensation Table Total	Amounts Deducted Summary Comp. Table	Total Equity Award Adjustments	Compensation Actually Paid
2025	$14,736,385	$10,172,203	$23,708,460	$28,272,642
2024	$12,460,240	$7,419,929	$15,429,370	$20,469,681
2023	$9,187,541	$4,368,496	$6,773,222	$11,592,267

Mr. Krone

	Summary Compensation Table Total	Amounts Deducted Summary Comp. Table	Total Equity Award Adjustments	Compensation Actually Paid
2023	$6,704,904	$4,185,885	$3,546,886	$6,065,905
2022	$13,548,892	$10,315,880	$16,013,295	$19,246,307
2021	$12,876,006	$9,482,900	$1,652,659	$5,045,765
All Non-PEO NEOs (Average)

	Summary Compensation Table Total	Amounts Deducted Summary Comp. Table	Total Equity Award Adjustments	Compensation Actually Paid
2025	$4,419,567	$2,700,316	$5,270,478	$6,989,729
2024	$3,846,214	$1,846,064	$4,368,939	$6,369,089
2023	$3,963,222	$2,477,126	$2,576,122	$4,062,218
2022	$2,723,296	$1,520,126	$2,001,218	$3,204,388
2021	$1,992,327	$900,434	$(90,899)	$1,000,994

Non-PEO NEO Average Total Compensation Amount	$ 4,419,567	$ 3,846,214	$ 3,963,222	$ 2,723,296	$ 1,992,327
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,989,729	6,369,089	4,062,218	3,204,388	1,000,994
Adjustment to Non-PEO NEO Compensation Footnote	The Compensation Actually Paid (CAP) is calculated by reducing the total compensation by grant date fair value of stock and options awards from the summary compensation table and adding equity awards adjustments for corresponding fiscal year. For each outstanding and unvested equity award, we utilized the fiscal year-end and vesting date fair values to calculate the equity award adjustments. The fair value of options was determined by using a Black-Scholes model, the relative TSR-based PSUs were determined by using a Monte Carlo simulated pricing model, non-market-based PSUs reflect the probable outcome of the performance vesting conditions as of each measurement date, and RSUs fair value equals the stock price on the appropriate measurement date.
Mr. Bell

	Summary Compensation Table Total	Amounts Deducted Summary Comp. Table	Total Equity Award Adjustments	Compensation Actually Paid
2025	$14,736,385	$10,172,203	$23,708,460	$28,272,642
2024	$12,460,240	$7,419,929	$15,429,370	$20,469,681
2023	$9,187,541	$4,368,496	$6,773,222	$11,592,267

Mr. Krone

	Summary Compensation Table Total	Amounts Deducted Summary Comp. Table	Total Equity Award Adjustments	Compensation Actually Paid
2023	$6,704,904	$4,185,885	$3,546,886	$6,065,905
2022	$13,548,892	$10,315,880	$16,013,295	$19,246,307
2021	$12,876,006	$9,482,900	$1,652,659	$5,045,765
All Non-PEO NEOs (Average)

	Summary Compensation Table Total	Amounts Deducted Summary Comp. Table	Total Equity Award Adjustments	Compensation Actually Paid
2025	$4,419,567	$2,700,316	$5,270,478	$6,989,729
2024	$3,846,214	$1,846,064	$4,368,939	$6,369,089
2023	$3,963,222	$2,477,126	$2,576,122	$4,062,218
2022	$2,723,296	$1,520,126	$2,001,218	$3,204,388
2021	$1,992,327	$900,434	$(90,899)	$1,000,994

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Revenue	Annual Operating Income	Operating Cash Flow
Relative TSR	Earnings Per Share

Total Shareholder Return Amount	$ 186.30	147.91	107.64	103.00	85.80
Peer Group Total Shareholder Return Amount	127.32	130.15	114.58	85.44	104.88
Net Income (Loss)	$ 1,462,000,000	$ 1,251,000,000	$ 208,000,000	$ 693,000,000	$ 759,000,000
Company Selected Measure Amount	17,174,000,000	16,662,000,000	15,438,000,000	14,396,000,000	13,737,000,000
Equity Awards Adjustments, Footnote
The following table represents the equity award adjustments which reflect the current fair value of outstanding stock options or other equity awards granted to our PEOs and Non-PEO NEOs.

Name	NEO Status	Year	Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year ($)	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years ($)	Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year ($)	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year ($)	Fair Value as of the Prior Fiscal Year-End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation ($)	Total Equity Award Adjustments ($)
Thomas A. Bell	PEO 1	2025	17,333,353	3,942,606	—	2,152,938	—	279,563	23,708,460
Christopher R. Cage	PFO	2025	5,044,907	1,641,355	—	575,167	—	107,165	7,368,594
Cynthia A. Gruensfelder	NEO	2025	3,904,404	180,740	—	8,090	—	30,349	4,123,583
Daniel J. Antal	NEO	2025	3,924,863	637,178	—	(1,936)	—	40,381	4,600,486
Leslie K. Fautsch	NEO	2025	4,230,389	747,085	—	(29,407)	—	41,182	4,989,249
Thomas A. Bell	PEO 1	2024	10,778,372	3,848,473	—	630,320	—	172,205	15,429,370
Christopher R. Cage	PFO	2024	3,157,411	1,882,558	—	684,637	—	87,276	5,811,882
Daniel J. Antal	NEO	2024	2,237,352	—	—	—	—	14,172	2,251,524
Elizabeth M. Porter	NEO	2024	2,473,674	1,528,724	—	582,747	—	71,254	4,656,399
Gerard A. Fasano	NEO	2024	2,360,151	1,645,329	—	676,316	—	74,153	4,755,949
Thomas A. Bell	PEO 1	2023	6,740,369	—	—	—	—	32,853	6,773,222
Roger A. Krone	PEO 2	2023	5,084,948	(737,618)	—	(1,015,544)	—	215,100	3,546,886
Christopher R. Cage	PFO	2023	3,069,364	(85,714)	—	(88,795)	—	41,831	2,936,686
Gerard A. Fasano	NEO	2023	2,730,148	(80,625)	—	(151,069)	—	39,260	2,537,714
Roy E. Stevens	NEO	2023	2,512,790	(64,182)	—	(100,707)	—	32,864	2,380,765
Elizabeth M. Porter	NEO	2023	2,561,964	(60,320)	—	(86,822)	—	34,501	2,449,323
Roger A. Krone	PEO 2	2022	10,478,194	2,745,216	—	2,505,001	—	284,884	16,013,295
Christopher R. Cage	PFO	2022	1,450,958	256,775	—	115,592	—	28,753	1,852,078
Gerard A. Fasano	NEO	2022	1,311,309	373,540	—	313,370	—	36,757	2,034,976

Name	NEO Status	Year	Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year ($)	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years ($)	Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year ($)	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year ($)	Fair Value as of the Prior Fiscal Year-End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation ($)	Total Equity Award Adjustments ($)
Jerald S. Howe, Jr.	NEO	2022	1,363,700	343,225	—	321,646	—	35,495	2,064,066
Maureen Waterston	NEO	2022	2,035,520	—	—	—	—	18,236	2,053,756
Roger A. Krone	PEO 2	2021	8,750,429	(4,076,257)	—	(3,305,033)	—	283,520	1,652,659
Christopher R. Cage	PFO	2021	975,810	(152,120)	—	(94,524)	—	13,343	742,509
James C. Reagan	PFO	2021	—	(908,349)	—	(740,638)	—	43,907	(1,605,080)
Gerard A. Fasano	NEO	2021	1,086,762	(539,721)	—	(480,925)	—	38,610	104,726
Jerald S. Howe, Jr.	NEO	2021	1,022,465	(556,957)	—	(416,102)	—	36,861	86,267
M. Victoria Schmanske	NEO	2021	1,049,957	(480,581)	—	(388,168)	—	35,876	217,084

Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Annual Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Operating Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 5
Pay vs Performance Disclosure
Name	Earnings Per Share
Bell [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 14,736,385	$ 12,460,240	$ 9,187,541
PEO Actually Paid Compensation Amount	28,272,642	20,469,681	11,592,267
Krone [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	0	6,704,904	$ 13,548,892	$ 12,876,006
PEO Actually Paid Compensation Amount	0	0	6,065,905	19,246,307	5,045,765
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				16,013,295	1,652,659
PEO | Equity Awards Granted During The Year, Fair Value [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards				10,478,194	8,750,429
PEO | Equity Awards Change In Fair Value, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards				2,745,216	(4,076,257)
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards				0	0
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards				2,505,001	(3,305,033)
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards				0	0
PEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards				284,884	283,520
PEO | Bell [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,172,203)	(7,419,929)	(4,368,496)
PEO | Bell [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,708,460	15,429,370	6,773,222
PEO | Bell [Member] | Equity Awards Granted During The Year, Fair Value [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	17,333,353	10,778,372	6,740,369
PEO | Bell [Member] | Equity Awards Change In Fair Value, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	3,942,606	3,848,473	0
PEO | Bell [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0
PEO | Bell [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	2,152,938	630,320	0
PEO | Bell [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0
PEO | Bell [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	279,563	172,205	32,853
PEO | Krone [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,185,885)	(10,315,880)	(9,482,900)
PEO | Krone [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,546,886	16,013,295	1,652,659
PEO | Krone [Member] | Equity Awards Granted During The Year, Fair Value [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards			5,084,948
PEO | Krone [Member] | Equity Awards Change In Fair Value, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards			(737,618)
PEO | Krone [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards			0
PEO | Krone [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards			(1,015,544)
PEO | Krone [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards			0
PEO | Krone [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards			215,100
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,700,316)	(1,846,064)	(2,477,126)	(1,520,126)	(900,434)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,270,478	4,368,939	2,576,122	2,001,218	(90,899)
Non-PEO NEO | Cage [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,368,594	5,811,882	2,936,686	1,852,078	742,509
Non-PEO NEO | Cage [Member] | Equity Awards Granted During The Year, Fair Value [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	5,044,907	3,157,411	3,069,364	1,450,958	975,810
Non-PEO NEO | Cage [Member] | Equity Awards Change In Fair Value, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	1,641,355	1,882,558	(85,714)	256,775	(152,120)
Non-PEO NEO | Cage [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0	0	0
Non-PEO NEO | Cage [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	575,167	684,637	(88,795)	115,592	(94,524)
Non-PEO NEO | Cage [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0	0	0
Non-PEO NEO | Cage [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	107,165	87,276	41,831	28,753	13,343
Non-PEO NEO | Gruensfelder [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,123,583
Non-PEO NEO | Gruensfelder [Member] | Equity Awards Granted During The Year, Fair Value [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	3,904,404
Non-PEO NEO | Gruensfelder [Member] | Equity Awards Change In Fair Value, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	180,740
Non-PEO NEO | Gruensfelder [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0
Non-PEO NEO | Gruensfelder [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	8,090
Non-PEO NEO | Gruensfelder [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0
Non-PEO NEO | Gruensfelder [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	30,349
Non-PEO NEO | Antal [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,600,486	2,251,524
Non-PEO NEO | Antal [Member] | Equity Awards Granted During The Year, Fair Value [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	3,924,863	2,237,352
Non-PEO NEO | Antal [Member] | Equity Awards Change In Fair Value, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	637,178	0
Non-PEO NEO | Antal [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0
Non-PEO NEO | Antal [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(1,936)	0
Non-PEO NEO | Antal [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0
Non-PEO NEO | Antal [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	40,381	14,172
Non-PEO NEO | Fautsch [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,989,249
Non-PEO NEO | Fautsch [Member] | Equity Awards Granted During The Year, Fair Value [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	4,230,389
Non-PEO NEO | Fautsch [Member] | Equity Awards Change In Fair Value, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	747,085
Non-PEO NEO | Fautsch [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0
Non-PEO NEO | Fautsch [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(29,407)
Non-PEO NEO | Fautsch [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0
Non-PEO NEO | Fautsch [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	$ 41,182
Non-PEO NEO | Porter [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,656,399	2,449,323
Non-PEO NEO | Porter [Member] | Equity Awards Granted During The Year, Fair Value [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards		2,473,674	2,561,964
Non-PEO NEO | Porter [Member] | Equity Awards Change In Fair Value, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards		1,528,724	(60,320)
Non-PEO NEO | Porter [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards		0	0
Non-PEO NEO | Porter [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards		582,747	(86,822)
Non-PEO NEO | Porter [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards		0	0
Non-PEO NEO | Porter [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards		71,254	34,501
Non-PEO NEO | Fasano [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,755,949	2,537,714	2,034,976	104,726
Non-PEO NEO | Fasano [Member] | Equity Awards Granted During The Year, Fair Value [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards		2,360,151	2,730,148	1,311,309	1,086,762
Non-PEO NEO | Fasano [Member] | Equity Awards Change In Fair Value, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards		1,645,329	(80,625)	373,540	(539,721)
Non-PEO NEO | Fasano [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards		0	0	0	0
Non-PEO NEO | Fasano [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards		676,316	(151,069)	313,370	(480,925)
Non-PEO NEO | Fasano [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards		0	0	0	0
Non-PEO NEO | Fasano [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards		$ 74,153	39,260	36,757	38,610
Non-PEO NEO | Stevens [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,380,765
Non-PEO NEO | Stevens [Member] | Equity Awards Granted During The Year, Fair Value [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards			2,512,790
Non-PEO NEO | Stevens [Member] | Equity Awards Change In Fair Value, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards			(64,182)
Non-PEO NEO | Stevens [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards			0
Non-PEO NEO | Stevens [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards			(100,707)
Non-PEO NEO | Stevens [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards			0
Non-PEO NEO | Stevens [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards			$ 32,864
Non-PEO NEO | Howe [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,064,066	86,267
Non-PEO NEO | Howe [Member] | Equity Awards Granted During The Year, Fair Value [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards				1,363,700	1,022,465
Non-PEO NEO | Howe [Member] | Equity Awards Change In Fair Value, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards				343,225	(556,957)
Non-PEO NEO | Howe [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards				0	0
Non-PEO NEO | Howe [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards				321,646	(416,102)
Non-PEO NEO | Howe [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards				0	0
Non-PEO NEO | Howe [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards				35,495	36,861
Non-PEO NEO | Waterston [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,053,756
Non-PEO NEO | Waterston [Member] | Equity Awards Granted During The Year, Fair Value [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards				2,035,520
Non-PEO NEO | Waterston [Member] | Equity Awards Change In Fair Value, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards				0
Non-PEO NEO | Waterston [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards				0
Non-PEO NEO | Waterston [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards				0
Non-PEO NEO | Waterston [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards				0
Non-PEO NEO | Waterston [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards				$ 18,236
Non-PEO NEO | Reagan [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,605,080)
Non-PEO NEO | Reagan [Member] | Equity Awards Granted During The Year, Fair Value [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards					0
Non-PEO NEO | Reagan [Member] | Equity Awards Change In Fair Value, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards					(908,349)
Non-PEO NEO | Reagan [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards					0
Non-PEO NEO | Reagan [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards					(740,638)
Non-PEO NEO | Reagan [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards					0
Non-PEO NEO | Reagan [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards					43,907
Non-PEO NEO | Schmanske [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					217,084
Non-PEO NEO | Schmanske [Member] | Equity Awards Granted During The Year, Fair Value [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards					1,049,957
Non-PEO NEO | Schmanske [Member] | Equity Awards Change In Fair Value, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards					(480,581)
Non-PEO NEO | Schmanske [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards					0
Non-PEO NEO | Schmanske [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards					(388,168)
Non-PEO NEO | Schmanske [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards					0
Non-PEO NEO | Schmanske [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards					$ 35,876